DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instrument according to type of hedge[ Abstract]
Unrealized gain on cash flow hedges, net of tax	$ 100
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	3,080	$ 2,251
Liability Derivatives	1,292	975
Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Unrecognized premiums	$ 900
Maximum [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Term of cash flow hedge	3 years 10 months 24 days
Cash Flow Hedge Designation [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 60,000
Average Maturity	3 years 7 months 6 days
Fair Value	$ 1,221
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 45,000
Average Maturity	3 years 6 months
Fair Value	$ 976
Designated as Hedging Instrument [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	1,221	0
Liability Derivatives	0	0
No Hedge Designation [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 239,377	$ 187,092
Average Maturity	4 years 1 month 6 days	4 years 4 months 24 days
Fair Value	$ 567	$ 1,276
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	1,859	2,251
Liability Derivatives	1,292	975
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 25,032	$ 26,658
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	$ 530	$ 646
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 56,127	$ 61,954
Average Maturity	1 month 6 days	1 month 6 days
Fair Value	$ 37	$ 630
No Hedge Designation [Member] | Purchased Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 3,119	$ 3,119
Average Maturity	3 years 6 months	4 years 6 months
Fair Value	$ 322	$ 238
No Hedge Designation [Member] | Written Options [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 3,119	$ 3,119
Average Maturity	3 years 6 months	4 years 6 months
Fair Value	$ (322)	$ (238)
Fixed Income Interest Rate [Member] | Cash Flow Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 15,000
Average Maturity	3 years 8 months 12 days
Fair Value	$ 245
Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 75,990	$ 46,121
Average Maturity	6 years 2 months 12 days	8 years 7 months 6 days
Fair Value	$ 292	$ 249
Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Derivative financial instrument according to type of hedge[ Abstract]
Notional Amount	$ 75,990	$ 46,121
Average Maturity	6 years 2 months 12 days	8 years 7 months 6 days
Fair Value	$ (292)	$ (249)
Other Assets [Member] | Designated as Hedging Instrument [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	976	0
Other Assets [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	530	646
Other Assets [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	37	630
Other Assets [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	322	238
Other Assets [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	0	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	245	0
Other Assets [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	631	493
Other Assets [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Asset Derivatives	339	244
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | Designated as Hedging Instrument [Member] | Interest-Rate Cap Agreements [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Purchased Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	0	0
Other Liabilities [Member] | No Hedge Designation [Member] | Written Options [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	322	238
Other Liabilities [Member] | Fixed Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	339	244
Other Liabilities [Member] | Variable Income Interest Rate [Member] | No Hedge Designation [Member] | Interest Rate Swap [Member]
Fair value of derivative instruments, balance sheet location [Abstract]
Liability Derivatives	$ 631	$ 493